UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
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Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:   28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James J. Murchie
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Title:      President & CEO
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Phone:      203-349-8233
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Signature, Place, and Date of Signing:

   /s/ JAMES J. MURCHIE                Westport, CT                  8/12/10
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        [Signature]                    [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     54
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Form 13F Information Table Value Total:     $ 476,614
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

EIP All Accounts
As-of 06-30-10

                                                                   Market Value $    Shares /   Investment      Other       Voting
Name of Issuer                      Title of Class       CUSIP        (x 1000)       Quantity    Discretion    Managers    Authority
Alliance Res Partner L P            Ut Ltd Part        01877R108         1,749        38,900       SOLE          NONE        SOLE
Amerigas Partners L P               Unit L P Int        30975106         6,066       146,671       SOLE          NONE        SOLE
Buckeye GP Holdings LP              Com Units LP       118167105         9,685       249,992       SOLE          NONE        SOLE
Buckeye Partners L P                Unit LP Partn      118230101         7,565       128,127       SOLE          NONE        SOLE
Dominion Res Inc VA New             Com                25746U109           578        14,923       SOLE          NONE        SOLE
Duncan Energy Partners LP           Com Units          265026104         9,929       372,715       SOLE          NONE        SOLE
El Paso Corp                        Com                28336L109         2,595       233,600       SOLE          NONE        SOLE
El Paso Pipeline Partners L         Com Unit LPI       283702108        10,298       359,187       SOLE          NONE        SOLE
Enbridge Energy Management L        Shs Units LLI      29250X103        13,237       259,544       SOLE          NONE        SOLE
Enbridge Energy Partners L P        Com                29250R106        11,021       210,247       SOLE          NONE        SOLE
Enbridge Inc.                       Com                29250N105         8,659       185,824       SOLE          NONE        SOLE
Encore Energy Partners LP           Com Unit           29257A106           130         7,582       SOLE          NONE        SOLE
Energy Transfer Equity L P          Com Ut Ltd Ptn     29273V100        10,291       304,908       SOLE          NONE        SOLE
Energy Transfer Prtnrs L P          Unit Ltd Ptr       29273R109         9,973       214,944       SOLE          NONE        SOLE
Enterprise GP Holdings LP           Unit LP Int        293716106        17,103       360,602       SOLE          NONE        SOLE
Enterprise Prods Partners L         Com                293792107        31,683       895,766       SOLE          NONE        SOLE
EV Energy Partners LP               Com Units          26926V107         1,647        52,782       SOLE          NONE        SOLE
Exxon Mobil Corp                    Com                30231G102         1,893        33,171       SOLE          NONE        SOLE
Global Partners LP                  Com Units          37946R109         6,954       309,217       SOLE          NONE        SOLE
Holly Energy Partners L P           Com Ut Ltd Ptn     435763107        14,751       336,625       SOLE          NONE        SOLE
Inergy Hldgs L P                    Com                45661Q107         8,162       308,706       SOLE          NONE        SOLE
ITC Hldgs Corp                      Com                465685105         2,493        47,120       SOLE          NONE        SOLE
Kinder Morgan Energy Partner        Ut Ltd Partner     494550106        13,387       205,771       SOLE          NONE        SOLE
Kinder Morgan Management LLC        Shs                49455U100        20,897       369,263       SOLE          NONE        SOLE
Magellan Midstream PRTNRS LP        Com Unit RP LP     559080106        43,397       928,275       SOLE          NONE        SOLE
MLP & Strategic Equity FD IN        Com                55312N106         1,204        74,000       SOLE          NONE        SOLE
Natural Resource Partners L         Com Unit L P       63900P103         7,905       334,381       SOLE          NONE        SOLE
NextEra Energy Inc                  Com                65339F101           341         7,000       SOLE          NONE        SOLE
NGP Cap Res Co                      Com                62912R107         1,106       154,214       SOLE          NONE        SOLE
Nustar Energy LP                    Unit Com           67058H102        23,151       403,397       SOLE          NONE        SOLE
Nustar GP Holdings LLC              Unit Rstg LLC      67059L102        15,574       506,314       SOLE          NONE        SOLE
Oneok Inc New                       Com                682680103         5,923       136,957       SOLE          NONE        SOLE
Oneok Partners LP                   Unit Ltd Ptr       68268N103        22,833       355,150       SOLE          NONE        SOLE
PAA Nat Gas Storage L P             Com Unit LTD       693139107         1,572        65,968       SOLE          NONE        SOLE
Penn VA GP HLDGS L P                Com Unit R Lim     70788P105         8,341       457,813       SOLE          NONE        SOLE
Penn VA Resources Partners L        Com                707884102         3,152       150,756       SOLE          NONE        SOLE
Plains All Amern Pipeline L         Unit Ltd Ptr       726503105        25,983       442,638       SOLE          NONE        SOLE
Public SVC Enterprise Group         Com                744573106           462        14,748       SOLE          NONE        SOLE
Quicksilver Gas Svcs LP             Com Units LPI      74839G106           723        37,254       SOLE          NONE        SOLE
Sempra Energy                       Com                816851109           622        13,299       SOLE          NONE        SOLE
Southern Co                         Com                842587107           491        14,748       SOLE          NONE        SOLE
Southern Un Co New                  Com                844030106           589        26,948       SOLE          NONE        SOLE
Spectra Energy Corp                 Com                847560109         5,226       260,371       SOLE          NONE        SOLE
Spectra Energy Partners LP          Com                84756N109         2,497        73,583       SOLE          NONE        SOLE
Suburban Propane Partners L         Unit Ltd Partn     864482104         1,354        28,923       SOLE          NONE        SOLE
Sunoco Logistics PRTNRS L P         Com Units          86764L108        15,158       210,522       SOLE          NONE        SOLE
TC Pipelines LP                     Ut Com Ltd Prt     87233Q108         8,413       205,406       SOLE          NONE        SOLE
Teekay LNG Partners L P             Prtnrsp Units      Y8564M105         7,050       236,895       SOLE          NONE        SOLE
Transcanada Corp                    Com                89353D107         4,434       132,640       SOLE          NONE        SOLE
Transmontaigne Partners L P         Com Unit L P       89376V100         7,929       261,234       SOLE          NONE        SOLE
UGI Corp New                        Com                902681105        13,734       539,852       SOLE          NONE        SOLE
Williams Cos Inc Del                Com                969457100        16,521       903,782       SOLE          NONE        SOLE
Williams Partners L P               Com Unit L P       96950F104         3,520        80,700       SOLE          NONE        SOLE
Williams Pipeline Partners L        Com Unit LP In     96950K103         6,660       206,071       SOLE          NONE        SOLE
                                                         Total         476,614